Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets [abstract]
Schedule of changes in intangible assets
Changes in intangible assets
Goodwill Software Other Total
in EUR million 2021 2020 2021 2020 2021 2020 2021 2020
Opening balance 533 907 846 958 15 52 1,394 1,916
Additions 44 86 44 87
Capitalised expenses 135 213 135 213
Amortisation -260 -249 -1 -2 -261 -251
Impairments 1 -310 -82 -167 -12 -35 -94 -513
Exchange rate differences -61 -63 -0 -6 0 -0 -62 -69
Disposals -0 -9 -0 -9
Changes in the composition of the group and other
changes
-1 19 0 -0 19
Closing balance 472 533 682 846 2 15 1,156 1,394
Gross carrying amount
472 843 2,521 2,642 59 60 3,052 3,545
Accumulated amortisation
-1,710 -1,621 -9 -9 -1,719 -1,630
Accumulated impairments
-310 -129 -175 -48 -37 -177 -522
Net carrying value
472 533 682 846 2 15 1,156 1,394

Schedule of goodwill allocation to group of CGUs
Goodwill allocation to group of CGUs
Method used for
recoverable amount
Discount rate
Terminal growth
rate
Goodwill Goodwill
Group of CGU’s 2021 2020
Retail Netherlands Values in use 8.84% 0.19% 30 30
Retail Germany Values in use 8.81% 0.67% 349 349
Retail Growth Markets Values in use 12.87% 3.68% 92 153
472 533